Subsequent events	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent events
 Note 14. Subsequent events

       In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these financial statements, the situation is evolving. One of the Company’s global headquarters and one of its manufacturing facilities are located in Israel. Currently, such activities in Israel remain largely unaffected. The Company continues to maintain business continuity plans backed by our inventory levels located outside of Israel. As of the date of these financial statements, the impact of the war on the Company’s results of operations and financial condition is limited, but such impact may change, and could be significant, as a result of the continuation, escalation or expansion of such war.